Equalize Community Development Fund

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value
Community Development Loans — 103.07%
504 First Lien Loans(b) — 85.96%
Hospitality Properties — 8.55%
537 Maple Hotel LLC, New Jersey, 10/15/2021	5 Year U.S. Treasury + 4.500% (6.000% Floor)	6.000%	10/1/2031	$1,966,556	$1,904,718	$1,631,982
Moses Lake Investors, LLC, Washington, 9/18/2014(c)	Prime + 2.250% (5.500% Floor)	9.750%	10/1/2039	810,837	786,749	815,386
Total Hospitality Properties						2,447,368
Multi-Purpose Properties — 77.41%
5205 Orange LLC, Florida, 6/23/2022	5 Year U.S. Treasury + 4.500% (5.880% Floor)	5.880%	6/1/2031	1,406,924	1,368,925	1,323,066
Acworth Recycling LLC, Georgia, 1/14/2021	6.750% (6.750% Fixed)	6.750%	12/15/2029	285,573	276,859	268,340
AMAI Properties LLC, Georgia, 3/27/2026	Prime + 0.500% (5.500% Floor)	5.500%	3/24/2032	650,760	639,853	646,251
Budva Properties LLC, Arizona, 8/6/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%	7/1/2046	1,210,768	1,158,913	1,201,491
Ceeport Group LLC, Florida, 6/10/2021	6.500% (6.500% Fixed)	6.500%	3/19/2030	531,129	518,044	442,041
Cookson Holdings LLC, Lloyd's Hardware LLC, Wisconsin, 6/28/2022	5 Year U.S. Treasury + 5.000% (6.500% Floor)	6.560%	4/1/2032	893,475	860,550	898,174
Dorris Fitness LLC, Georgia, 6/3/2021	6.750% (6.750% Fixed)	6.750%	1/28/2030	501,689	487,097	451,827
Duane Auto Sale LLC, California, 5/14/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%	5/1/2046	665,361	633,987	604,697
Fred Hairabidian, California, 5/3/2022	5 Year Swap + 4.750% (5.850% Floor)	5.850%	9/1/2046	493,816	468,579	489,777
Grigorian Investments LLC, California, 9/2/2014	5 Year SOFR+ 4.500% (6.330% Floor)	7.643%	9/15/2039	441,262	429,419	430,183
Jereme Lee James, California, 4/7/2021	5 Year Swap + 5.000% (6.500% Floor)	6.500%	2/1/2046	207,953	196,176	203,419
JPEG, Inc., Florida, 12/11/2020	5 Year Prime + 0.500% (6.500% Floor)	6.500%	8/1/2030	151,341	145,831	147,133

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
KES, Inc., Georgia, 12/9/2020	6.750% (6.750% Fixed)	6.750%		12/2/2029	$447,231	$435,470	$431,211
Kiva Holdings and Kiran Fitness LLC, South Carolina, 6/17/2021	6.750% (6.750% Fixed)	6.750%		2/21/2030	735,357	714,823	700,191
Limitless Sun LLC, California, 3/7/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%		2/1/2047	649,166	616,270	641,679
Nexelm LLC, California, 5/4/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%		1/1/2047	468,553	444,413	457,795
Nicholas Holdings LLC, Georgia, 11/8/2022	Prime + 0.500% (5.500% Floor)	5.500%		10/22/2031	2,561,603	2,490,504	2,450,282
Nowlin Properties LLC, California, 3/16/2022	5 Year Constant Maturity Treasury + 4.000% (5.780% Floor)	5.780%		3/1/2047	1,089,988	1,046,529	1,075,487
Oaks at Pooler LLC, Georgia, 6/30/2021	5 Year U.S. Treasury + 5.250% (6.250% Floor)	6.250%		4/1/2031	5,279,413	5,155,831	5,320,869
Pinar Truck Inc., Florida, 8/23/2021	5 Year Prime + 0.500% (5.500% Floor)	6.000%		4/23/2031	626,191	613,156	587,231
Royal Foods Mendota LLC, California, 5/6/2022	5 Year Constant Maturity Treasury + 4.290% (6.000% Floor)	6.000%		4/1/2047	797,176	758,147	724,796
Stanley Avenue Realty LLC, New York, 9/17/2014	4 Year SOFR+ 3.720% (5.370% Floor)	7.300	%(d)	9/15/2044	1,586,278	1,586,231	1,601,237
STMX Partners LLC, Georgia, 12/16/2020	5 Year Prime + 0.500% (6.000% Floor)	8.000%		10/15/2030	476,122	461,563	467,803
Uncle Pops LLC, California, 4/23/2021	5 Year Swap + 5.000% (6.180% Floor)	6.180%		3/1/2046	652,889	622,158	595,294
Total Multi-Purpose Properties							22,160,274
Total 504 First Lien Loans (identified cost of $25,587,411)							$24,607,642

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
USDA Rural Development Loans(b) — 17.11%
USDA Guaranteed — 4.71%
Bonumose, Inc., Virginia, 11/8/2022(c)	8.700% (7.700% Floor)	7.700	%(d)	11/7/2028	$489,723	$472,299	$451,891
Roebuck Fire District, South Carolina, 2/25/2022(c)	4.410% (4.410% Floor)	3.410	%(d)	5/6/2041	1,017,020	1,003,286	895,854
Total USDA Guaranteed							1,347,745
USDA Non-Guaranteed — 12.40%
Bonumose, Inc., Virginia, 11/8/2022(c)	8.700% (8.700% Fixed)	8.700%		11/7/2028	306,113	305,148	223,603
California Custom Processing LLC, California, 3/30/2026	7.481% to 3/30/27 then 10 Year Constant Maturity Treasury + 3.350% (7.481% Floor)	7.481%		6/13/2052	712,500	712,500	712,500
Clarke Avenue Realty LLC, Delaware, 4/4/2022(c)(e)	5 Year Constant Maturity Treasury + 3.000% (5.340% Floor)	5.340%		4/1/2048	2,887,435	2,883,883	2,480,168
Roebuck Fire District, South Carolina, 1/26/2022(c)	4.410% (4.410% Fixed)	4.410%		5/6/2041	159,122	156,763	133,488
Total USDA Non-Guaranteed							3,549,759
Total USDA Rural Development Loans (identified cost of $5,571,913)							$4,897,504
Total Community Development Loans (identified cost of $31,159,324)							$29,505,146

	Shares	Fair Value
Short-Term Investments — 0.94%
Morgan Stanley Liquidity Fund - Institutional Class, 3.53%(f)	269,504	$269,504
Total Short-Term Investments (Cost $269,504)		269,504
Total Investments* — 104.01% Cost ($31,428,828)		29,774,650
Liabilities in Excess of Other Assets — (4.01)%		(1,148,566)
TOTAL NET ASSETS — 100.00%		$28,626,084

(a)	The states listed correspond to the location of the underlying collateral of the Community Development Loan, which may differ from the location of the borrower.

(b)	Community Development Loans are restricted as to resale. The cost and fair value as of March 31, 2026 was $31,159,324 and $29,505,146, respectively. Fair value is determined using significant unobservable inputs.

(c)	Represents an investment in the Community Development Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(d)	The effective rate is net of a sub-servicing fee collected on the Community Development Loan by the selling agent. As a result, the effective rate may be less than the Community Development Loan floor rate.

(e)	In default due to failure to meet minimum debt covenant requirements for debt service coverage ratio (DSCR).

(f)	The rate shown is the annualized 7-day yield as of March 31, 2026.

*	All investments and other assets are pledged as collateral on the credit facility.

SOFR Secured Overnight Financing Rate.